UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2012

Check here if Amendment []; Amendment Number: ___

   This Amendment (Check only one.):   [] is a restatement.
                                       [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Geoffrey Raynor
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10277

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brandon Teague
Title: Attorney-in-Fact for Geoffrey Raynor
Phone: 817-332-9500

Signature, Place, and Date of Signing:

    /s/ Brandon Teague      Fort Worth, Texas       August 13, 2012
  ----------------------   -------------------    ---------------------
        [Signature]          [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

   Form 13F File Number        Name
      28-13619                  Q Global Advisors, LLC
      28-10108                  Scepter Holdings, Inc.
      28-13760                  Q Funding III, L.P.
      28-13928                  Q4 Funding, L.P.
      28-14726                  Acme Energized, L.P.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 2

Form 13F Information Table Value Total: $35,629 (thousands)

List of Other Included Managers:

NONE


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                         FORM 13F INFORMATION TABLE

            COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6 COLUMN 7           COLUMN 8

                                                           VALUE    SHARES/    SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN CALL DSCRETN   MGRS      SOLE     SHARED  NONE
------------------------------ ---------------- --------- --------- ---------- --- ---- ------- -------- ---------- -------- ------
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106     31397    1047605 SH       DEFINED             1047605
ELLINGTON FINANCIAL LLC        COM              288522303      4232     200000 SH       DEFINED              200000

